Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended								12 Months Ended
	Sep. 30, 2023		Jun. 30, 2023		Sep. 30, 2022		Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net profit per common share – diluted	$ 0.02	[1]	$ 0.08	[1]	$ 0.02	[1]	$ (0.03)	[1]	$ 0.08	$ (0.03)

[1]	Includes 250,000 issued warrants.